Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 936,183	$ 3,689,382	$ 6,327,078
Restricted cash	54,418	72,497	183,311
Trade accounts receivable	0	481,810	126,641
Other current assets	512,202	449,733	1,120,114
Prepaid expenses	67,391	60,477	59,100
Income tax receivable	15,274	66,479	49,066
Total current assets	1,585,468	4,820,378	7,865,310
Property and equipment, net	1,989,709	2,437,677	2,673,682
Deferred tax asset	57,887	18,877	30,975
Total assets	3,633,064	7,276,932	10,569,967
Current liabilities:
Trade accounts payable	251,930	278,008	813,667
Accrued expenses	178,852	559,629	411,489
Other current liabilities	509,089	160,484	184,265
Convertible stockholder loan, including accrued interest, current portion			2,333,279
Bank loan, including accrued interest, current portion	631,400	206,490	1,488,984
Deferred revenue	52,218	544,562	3,990,784
Deferred tax liabilities	57,887	18,877	30,975
Total current liabilities	1,681,376	1,768,051	9,253,442
Accrued expenses, non-current	348,533	379,942	364,728
Convertible stockholder loan, including accrued interest, net of current portion	4,415,170	3,098,502
Bank loan, including accrued interest, net of current portion	694,540	1,445,430
Deferred revenue, net of current portion			456,094
Preferred share subscription	1,262,800
Total liabilities	8,402,419	6,691,925	10,074,264
Commitments and contingencies
Stockholders' equity
Common stock	53,889	53,889	53,889
Preferred stock	1,214,914	1,214,914	1,214,914
Additional paid-in capital	56,351,363	56,351,363	56,351,363
Receivable from issuance of shares	(121,801)	(121,801)	(121,801)
Accumulated other comprehensive loss	(626,944)	(956,274)	(979,383)
Accumulated deficit	(61,640,776)	(55,957,084)	(56,023,280)
Total stockholders' equity	(4,769,355)	585,007	495,702
Total liabilities and stockholders' equity	$ 3,633,064	$ 7,276,932	$ 10,569,967